RELATED PARTY TRANSACTIONS - Transactions with former related parties (Details)	2 Months Ended	4 Months Ended	12 Months Ended
	Mar. 02, 2023 USD ($)	Apr. 15, 2021 USD ($)	Dec. 31, 2023 USD ($) subsidiary	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Net income (expense) from transactions with former related party			$ 451,000	$ (486,000)	$ 8,140,000
Compensation amount			329,000	214,000	1,761,000
CoolCo | Guaranty, lease obligations
Related Party Transaction [Line Items]
Guaranty liabilities			$ 176,700,000
Golar Ice And Golar Kelvin
Related Party Transaction [Line Items]
Number of disposed subsidiaries agreed to remain as guarantor of payment obligations | subsidiary			2
Debt guarantee percentage | CoolCo
Related Party Transaction [Line Items]
Related party transaction rate			0.50%
Related Party
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives			$ 7,312,000	3,553,000
CoolCo and Subsidiaries
Related Party Transaction [Line Items]
Net income (expense) from transactions with former related party			451,000	(486,000)	0
Net (expenses) income (due to) from related parties	$ 451,000			(486,000)
CoolCo and Subsidiaries | Management and administrative services revenue
Related Party Transaction [Line Items]
Compensation amount	588,000			3,124,000
CoolCo and Subsidiaries | Ship management fees revenue
Related Party Transaction [Line Items]
Compensation amount	0			1,249,000
CoolCo and Subsidiaries | Ship management fees expense
Related Party Transaction [Line Items]
Compensation amount	(333,000)			(5,811,000)
CoolCo and Subsidiaries | Ship management fees expense | Golar Artic And Golar Tundra | Ship Management Agreements
Related Party Transaction [Line Items]
Costs and expenses, related party	200,000			600,000
CoolCo and Subsidiaries | Ship management fees expense | Hilli | FLNG Crewing Services
Related Party Transaction [Line Items]
Costs and expenses, related party	0			100,000
CoolCo and Subsidiaries | Ship management fees expense | LNG Croatia and NFE's fleet of vessels to CoolCo | Sub-contract, Vessel Management Obligations
Related Party Transaction [Line Items]
Costs and expenses, related party	100,000			5,100,000
CoolCo and Subsidiaries | Ship management fees expense | LNG Croatia and NFE's fleet of vessels to CoolCo | Sub-contract, Vessel Management Obligations | General and Administrative Expense
Related Party Transaction [Line Items]
Costs and expenses, related party	0			4,800,000
CoolCo and Subsidiaries | Debt guarantee compensation
Related Party Transaction [Line Items]
Compensation amount	175,000			837,000
CoolCo and Subsidiaries | Commitment fee on short term loan
Related Party Transaction [Line Items]
Compensation amount	21,000			115,000
CoolCo and Subsidiaries | Related Party
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives				394,000
Golar LNG Partners
Related Party Transaction [Line Items]
Net income (expense) from transactions with former related party			0	0	3,986,000
Net (expenses) income (due to) from related parties		$ 3,986,000
Golar LNG Partners | Management and administrative services revenue
Related Party Transaction [Line Items]
Compensation amount		1,717,000
Golar LNG Partners | Ship management fees revenue
Related Party Transaction [Line Items]
Compensation amount		2,251,000
Golar LNG Partners | Interest income on short-term loan
Related Party Transaction [Line Items]
Compensation amount		18,000
Hygo and subsidiaries
Related Party Transaction [Line Items]
Net income (expense) from transactions with former related party			0	0	3,631,000
Net (expenses) income (due to) from related parties		3,631,000
Hygo and subsidiaries | Management and administrative services revenue
Related Party Transaction [Line Items]
Compensation amount		2,051,000
Hygo and subsidiaries | Ship management fees revenue
Related Party Transaction [Line Items]
Compensation amount		904,000
Hygo and subsidiaries | Debt guarantee compensation
Related Party Transaction [Line Items]
Compensation amount		$ 676,000
Borr Drilling
Related Party Transaction [Line Items]
Net income (expense) from transactions with former related party			0	0	348,000
2020 Bulkers
Related Party Transaction [Line Items]
Net income (expense) from transactions with former related party			0	0	111,000
OneLNG
Related Party Transaction [Line Items]
Net income (expense) from transactions with former related party			0	0	$ 64,000
CoolCo | Debt guarantee compensation
Related Party Transaction [Line Items]
Compensation amount	200,000			800,000
CoolCo | Commitment fee on short term loan
Related Party Transaction [Line Items]
Compensation amount	$ 21,000			$ 100,000
CoolCo | Loan to related party | Revolving credit facility
Related Party Transaction [Line Items]
Compensation amount			$ 25,000,000
Related party transaction rate			5.00%
CoolCo | Related Party | Loan to related party | Revolving credit facility
Related Party Transaction [Line Items]
Maturity period of debt (in days or years)			2 years
Annual commitment fee			0.50%